UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer
200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

California Tax-Free Income Fund

Annual report 5/31/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets delivered strong returns during first half of the 12-month period ended May 31, 2020; however, heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. Investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets.

In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans to shore up short-term debt. These steps, along with the passage of a $2 trillion federal economic stimulus bill, helped lift the markets during the last two months of the period, while credit spreads rebounded off their highs as liquidity concerns eased.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
California Tax-Free Income Fund

Table of contents

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
18	Financial statements
21	Financial highlights
26	Notes to financial statements
33	Report of independent registered public accounting firm
34	Tax information
35	Statement regarding liquidity risk management
38	Trustees and Officers
42	More information

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/2020 (%)

Class A shares (without sales charge)
Bloomberg Barclays California Municipal Bond Index
Morningstar muni California long fund category average
1.22
4.59
2.14
2.86
4.02
3.26
3.15
3.82
3.44
4.35
4.59
4.44
1 year
3 year
5 year
10 year

The Bloomberg Barclays California Municipal Bond Index is an unmanaged index comprising California investment-grade municipal bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Municipal bonds performed well despite pandemic

Favorable supply-and-demand dynamics contributed to positive returns for municipal bonds, overcoming extraordinary volatility resulting from the COVID-19 pandemic.

Fund underperformed its benchmark

The fund's gain for the period trailed that of its benchmark, the Bloomberg Barclays California Municipal Bond Index.

Education and healthcare bonds detracted

Fund holdings in the education and healthcare sectors, both of which were adversely affected by the pandemic, contributed the most to the fund's underperformance of the benchmark.

QUALITY COMPOSITION AS OF 5/31/2020 (%)

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       3

PORTFOLIO COMPOSITION AS OF 5/31/2020 (%)

SECTOR COMPOSITION AS OF 5/31/2020 (%)

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       4

Manager's discussion of fund performance

Can you discuss the municipal bond market's performance during the 12 months ended May 31, 2020?

It was an extraordinary 12-month period. From the beginning of the period into early 2020, municipal bond performance was driven by the same supply-and-demand imbalance that had been in place since early 2018. Demand for the tax benefits of municipal bonds remained strong as investors responded to recently imposed limits on state and local tax deductions, while other tax reform provisions led to a significant decline in municipal bond issuance. This combination, along with three interest rate cuts by the U.S. Federal Reserve (Fed) in the latter half of 2019, led to solid gains for municipal bonds.

Market conditions shifted dramatically over the last three months of the period as the COVID-19 pandemic disrupted global economic activity, resulting in a massive repricing of risk. As the U.S. economy shut down, concerns about a sharp drop-off in state and local tax revenues led to a broad sell-off in the municipal bond market. The Fed responded swiftly, slashing interest rates and announcing new quantitative easing measures, while Congress approved multiple stimulus bills. These efforts, along with the gradual reopening of many states' economies late in the period, helped reverse some of the decline in the municipal market.

Despite the extreme volatility over the last few months, municipal bonds posted positive returns for the period, while California municipal bonds outperformed the broader market.

How has the COVID-19 pandemic affected municipal credit quality in California?

The credit rating agencies have put some California municipal securities on negative credit watch, but they have generally avoided issuing rating downgrades at this point given the unprecedented nature of the pandemic. There is basically no visibility on state and local tax revenues going forward, though the recent reopenings are a positive sign. In addition, the state of California has maintained prudent fiscal discipline and savvy financial management in recent years, which should help sustain the state's finances during this challenging period.

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       5

How did the fund perform?

The fund posted a positive return but trailed its benchmark, the Bloomberg Barclays California Municipal Bond Index. The underperformance occurred entirely during the COVID-related downturn as fund holdings in the education and healthcare sectors detracted the most. The closure of many colleges and universities put downward pressure on higher education bonds, while the cancellation of elective surgeries—a significant source of revenue for many healthcare facilities—weighed on the healthcare sector. On the positive side, the fund's longer duration (a measure of interest-rate sensitivity) added value as the fund benefited more than the index from the overall decline in municipal bond yields.

Did you make any changes to the portfolio in response to the pandemic?

While holding on to our highest-conviction credits, we took advantage of the broad market decline to trade up in quality at attractive yield levels. We believe these adjustments will help the fund weather an uncertain environment, especially in regard to the pandemic and its effects on municipal tax revenues. We expect the favorable supply and demand situation in the municipal market to continue, even as state and local governments increase their borrowing to cover tax revenue shortfalls in the near term.

MANAGED BY

Jeffrey N. Given, CFA, Manulife IM (US)
Dennis DiCicco, Manulife IM (US)

The views expressed in this report are exclusively those of Jeffrey N. Given, CFA and Dennis DiCicco, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  MAY 31, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	5-year	10-year	as of 5-31-20	as of 5-31-20	as of 5-31-20
Class A	-2.86	2.32	3.92	12.15	46.95	1.98	1.98	3.86
Class B	-4.40	2.02	3.71	10.53	44.01	1.34	1.23	2.61
Class C	-0.51	2.38	3.56	12.49	41.88	1.33	1.23	2.59
Class I3,4	1.37	3.25	4.40	17.34	53.82	2.20	2.19	4.29
Class R6[3,4]	1.40	3.23	4.39	17.25	53.69	2.24	2.24	4.36
Index 1†	4.59	3.82	4.59	20.60	56.63	—	—
Index 2†	3.98	3.74	4.14	20.17	49.97	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6
Gross (%)	0.86	1.71	1.71	0.71	0.68
Net (%)	0.85	1.60	1.60	0.70	0.67

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bloomberg Barclays California Municipal Bond Index; Index 2 is the Bloomberg Barclays Municipal Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock California Tax-Free Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B5	5-31-10	14,401	14,401	15,663	14,997
Class C5	5-31-10	14,188	14,188	15,663	14,997
Class I3,4	5-31-10	15,382	15,382	15,663	14,997
Class R6[3,4]	5-31-10	15,369	15,369	15,663	14,997

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays California Municipal Bond Index is an unmanaged index composed of California investment-grade municipal bonds.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 40.8% and a state tax rate of 13.3%.
3	Class I shares and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	For certain type of investors, as described in the fund's prospectus.
5	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2019, with the same investment held until May 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2019, with the same investment held until May 31, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2019	Ending value on 5-31-2020	Expenses paid during period ended 5-31-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 988.30	$4.23	0.85%
	Hypothetical example	1,000.00	1,020.80	4.29	0.85%
Class B	Actual expenses/actual returns	1,000.00	983.70	7.93	1.60%
	Hypothetical example	1,000.00	1,017.00	8.07	1.60%
Class C	Actual expenses/actual returns	1,000.00	984.60	7.94	1.60%
	Hypothetical example	1,000.00	1,017.00	8.07	1.60%
Class I	Actual expenses/actual returns	1,000.00	989.10	3.48	0.70%
	Hypothetical example	1,000.00	1,021.50	3.54	0.70%
Class R6	Actual expenses/actual returns	1,000.00	988.30	3.33	0.67%
	Hypothetical example	1,000.00	1,021.70	3.39	0.67%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
10	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT

Fund’ s investments
AS OF 5-31-20
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.4%				$207,798,624
(Cost $197,376,428)
California 97.0%				204,869,383
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,194,339
Burbank Unified School District Convertible Capital Appreciation Election 2013, GO (0.000% to 8-1-23, then 4.500% thereafter)	0.000	08-01-37	1,770,000	1,874,412
California Community Housing Agency Annadel Apartments, Series A (A)	5.000	04-01-49	1,000,000	1,037,520
California Community Housing Agency Serenity at Larkspur, Series A (A)	5.000	02-01-50	1,000,000	1,040,370
California Community Housing Agency Verdant at Green Valley Project, Series A (A)	5.000	08-01-49	1,000,000	1,038,670
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	1,765,000	1,765,618
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,535,415
California Educational Facilities Authority Pepperdine University	5.000	10-01-49	2,550,000	3,013,947
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,095,680
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (A)	5.000	07-01-40	430,000	430,237
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (A)	5.000	07-01-50	350,000	341,478
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (A)	5.000	07-01-55	240,000	230,789
California Health Facilities Financing Authority Children's Hospital, Series A	5.000	08-15-47	1,000,000	1,104,810
California Health Facilities Financing Authority City of Hope Obligated Group	4.000	11-15-45	1,000,000	1,100,570
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,163,770
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,647,728
California Health Facilities Financing Authority Lucile Packard Children's Hospital, Series B	5.000	08-15-55	1,000,000	1,133,840
California Health Facilities Financing Authority Lucile Salter Packard Children's Hospital, Series A	5.000	08-15-43	1,000,000	1,108,560
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,000,000	1,134,550
California Health Facilities Financing Authority Sutter Health, Series A	5.000	08-15-43	1,000,000	1,132,910
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	11

Fund’ s investments
	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Housing Finance Series A	4.250	01-15-35	989,524	$1,023,435
California Municipal Finance Authority Channing House Project, Series A (B)	4.000	05-15-40	1,500,000	1,650,930
California Municipal Finance Authority Collegiate Housing Foundation Davis-I, LLC, West Village Student Housing Project (B)	4.000	05-15-48	1,365,000	1,379,947
California Municipal Finance Authority HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,026,110
California Municipal Finance Authority LINXS APM Project, AMT	5.000	12-31-43	1,000,000	1,084,270
California Municipal Finance Authority Paradise Valley Estates Project, Series A (B)	5.000	01-01-49	1,500,000	1,759,470
California Municipal Finance Authority Retirement Housing Foundation Obligation Group, Series A	5.000	11-15-31	1,500,000	1,677,705
California Municipal Finance Authority William Jessup University	5.000	08-01-39	1,500,000	1,511,970
California Municipal Finance Authority Wineville School Project, Series A (B)	5.000	10-01-42	2,000,000	2,292,720
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	07-01-39	1,000,000	1,102,530
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	11-21-45	1,500,000	1,637,595
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	1,073,110
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	5,225,481
California Public Finance Authority Excelsior Charter Schools Project, Series A (A)	5.000	06-15-50	500,000	494,620
California Public Finance Authority Excelsior Charter Schools Project, Series A (A)	5.000	06-15-55	500,000	484,335
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	2,000,000	2,157,760
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-44	110,000	107,733
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	325,000	311,708
California School Finance Authority Aspire Public Schools (A)	5.000	08-01-46	3,275,000	3,398,369
California School Finance Authority Granada Hills Charter High School Obligated Group (A)	5.000	07-01-43	1,000,000	1,046,780
California School Finance Authority Kipp LA Project, Series A (A)	5.000	07-01-47	1,500,000	1,605,270
California State Public Works Board Various Capital Projects, Series A	5.000	04-01-37	1,000,000	1,070,340
12	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	2,500,000	$2,845,300
California State University College and University Revenue, Series A	5.000	11-01-44	2,000,000	2,314,840
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,885,000	2,184,960
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	2,735,000	2,874,102
California Statewide Communities Development Authority Front Porch Communities and Services, Series A	5.000	04-01-47	500,000	564,135
California Statewide Communities Development Authority Infrastructure Program Revenue, Series B	5.000	09-02-44	1,000,000	1,042,650
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	2,000,000	2,187,800
California Statewide Communities Development Authority Redwoods Project (B)	5.375	11-15-44	1,500,000	1,690,620
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	2,500,000	2,507,225
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	3,000,000	3,008,670
City of Belmont Library Project, Series A (B)	5.750	08-01-24	1,000,000	1,122,950
City of Irvine Community Facilities District, No. 2013-3 Great Park	5.000	09-01-49	2,000,000	2,145,640
City of La Verne Brethren Hillcrest Homes	5.000	05-15-36	750,000	746,715
City of Long Beach Alamitos Bay Marina Project	5.000	05-15-45	1,000,000	1,007,550
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	2,035,000	2,038,622
City of Long Beach Harbor Revenue, Series A	5.000	05-15-49	2,000,000	2,460,380
City of Los Angeles Department of Airports Los Angeles International Airport, Series D, AMT	4.000	05-15-44	2,000,000	2,126,440
City of San Clemente Community Facilities District, No. 2006-1	5.000	09-01-46	1,980,000	2,139,806
City of San Francisco Public Utilities Commission Water Revenue Green Bonds, Series A	5.000	11-01-45	1,500,000	1,768,545
City of San Mateo Community Facilities District, No. 2008-1 Bay Meadows	5.500	09-01-44	2,000,000	2,101,100
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
California (continued)
College of the Sequoias Tulare Area Improvement District No. 3 Election of 2008, Series B, GO (B)(C)	2.645	08-01-40	2,890,000	$1,693,916
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	5,000,000	5,521,000
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-40	5,000,000	5,733,050
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-45	3,250,000	3,700,353
Golden State Tobacco Securitization Corp. Series A-1	3.500	06-01-36	2,000,000	2,004,020
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	1,610,000	1,610,692
Inland Valley Development Agency Series A	5.000	09-01-44	2,500,000	2,714,700
Lancaster School District School Improvements (B)(C)	0.404	04-01-22	1,380,000	1,369,691
Los Angeles Community Facilities District Cascades Business Park	6.400	09-01-22	240,000	241,421
Los Angeles County Public Works Financing Authority Series D	5.000	12-01-45	3,000,000	3,503,220
Los Angeles County Regional Financing Authority Montecedro, Inc. Project, Series A (B)	5.000	11-15-44	1,355,000	1,490,473
Los Angeles Department of Water & Power Power Systems, Series D	5.000	07-01-44	1,000,000	1,151,050
Los Angeles Unified School District Series RYQ, GO	4.000	07-01-44	1,500,000	1,750,905
Marin Healthcare District Election of 2013, GO	4.000	08-01-45	1,000,000	1,096,650
Metropolitan Water District of Southern California Series A	5.000	10-01-49	1,500,000	1,932,165
Morgan Hill Redevelopment Successor Agency Series A	5.000	09-01-33	1,750,000	1,981,455
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,500,000	2,243,925
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	3,000,000	3,380,640
Oakland Unified School District/Alameda County Series A, GO	5.000	08-01-40	1,500,000	1,727,895
Orange County Community Facilities District 2017-1 Esencia Village, Series A	5.000	08-15-47	2,000,000	2,230,420
Pacifica School District Series C, GO (B)(C)	1.118	08-01-26	1,000,000	932,770
Port of Los Angeles Series A, AMT	5.000	08-01-44	2,000,000	2,248,080
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	2,000,000	2,124,840
14	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
River Islands Public Financing Authority Community Facilities District, No. 2003-1, Series A	5.000	09-01-48	1,250,000	$1,365,463
Riverside County Transportation Commission Senior Lien, Series A	5.750	06-01-48	1,000,000	1,068,490
Sacramento Municipal Utility District Electric Revenue, Series H	4.000	08-15-45	1,500,000	1,778,700
San Diego Public Facilities Financing Authority Capital Improvement Projects, Series A	5.000	10-15-44	1,000,000	1,182,780
San Diego Public Facilities Financing Authority Series A	3.000	08-01-49	1,500,000	1,572,150
San Diego Public Facilities Financing Authority Series A	4.000	08-01-45	500,000	588,075
San Diego Unified School District Series I, GO (C)	3.511	07-01-39	1,250,000	640,813
San Francisco City & County Airport Commission Special Facilities Lease, SFO Fuel Company LLC, Series A, AMT	5.000	01-01-47	2,000,000	2,313,200
San Francisco City & County Airport Commission (California) Series E, AMT	5.000	05-01-50	1,500,000	1,735,095
San Francisco City & County Redevelopment Successor Agency Department of General Services Lease, No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,255,100
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	1,000,000	1,092,260
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity (C)	0.402	01-01-22	4,500,000	4,470,971
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	2,500,000	2,675,100
San Mateo Joint Powers Financing Authority Capital Projects Program (B)	5.000	07-01-21	1,815,000	1,866,619
Santa Ana Financing Authority Police Administration & Holding Facility, Series A (B)	6.250	07-01-24	5,000,000	5,630,650
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility, Series A (B)	6.250	07-01-24	5,000,000	5,598,450
Santa Margarita Water District Community Facilities District, No. 2013-1	5.625	09-01-43	745,000	797,701
Santee School District Election of 2006, Series E, GO (B)(C)	2.973	05-01-51	1,530,000	610,394
South Orange County Public Financing Authority Series A	5.000	08-15-33	1,000,000	1,061,200
South Orange County Public Financing Authority Series A	5.000	08-15-34	450,000	476,942
Southern California Public Power Authority Apex Power Project, Series A	5.000	07-01-38	1,000,000	1,155,380
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	2,000,000	$2,394,420
State of California Construction Bonds, GO	5.000	10-01-49	1,000,000	1,270,290
State of California Various Purpose, GO	3.000	03-01-50	1,500,000	1,578,915
State of California Various Purpose, GO	5.000	04-01-32	2,000,000	2,805,000
State of California Various Purpose-Bid Group B, GO	5.000	08-01-36	1,000,000	1,274,640
Sweetwater Union High School District Ad Valorem Property Tax, GO	4.000	08-01-42	500,000	541,675
Turlock Irrigation District Electricity, Power & Light Revenues (D)	5.000	01-01-41	1,000,000	1,259,890
University of California Series AZ	5.000	05-15-48	1,500,000	1,847,685
West Covina Community Development Commission Successor Agency Fashion Plaza	6.000	09-01-22	2,215,000	2,369,673
William S. Hart Union High School District Community Facilities District, No. 2015-1	5.000	09-01-47	1,000,000	1,082,880
Puerto Rico 1.4%				2,929,241
Puerto Rico Sales Tax Financing Corp. Series A-1	4.750	07-01-53	1,500,000	1,459,530
Puerto Rico Sales Tax Financing Corp. Series A-1 (C)	5.247	07-01-46	2,500,000	645,950
Puerto Rico Sales Tax Financing Corp. Series A-2	4.784	07-01-58	850,000	823,761

	Par value^	Value
Short-term investments 1.2%		$2,478,000
(Cost $2,478,000)
Repurchase agreement 1.2%		$2,478,000
Barclays Tri-Party Repurchase Agreement dated 5-29-20 at 0.050% to be repurchased at $2,298,010 on 6-1-20, collateralized by $2,000,700 U.S. Treasury Notes, 2.750% due 2-15-28 (valued at $2,344,048)	2,298,000	2,298,000
Repurchase Agreement with State Street Corp. dated 5-29-20 at 0.000% to be repurchased at $180,000 on 6-1-20, collateralized by $175,000 U.S. Treasury Notes, 2.000% due 11-30-22 (valued at $184,553)	180,000	180,000

Total investments (Cost $199,854,428) 99.6%		$210,276,624
Other assets and liabilities, net 0.4%		867,679
Total net assets 100.0%		$211,144,303

16	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
At 5-31-20, the aggregate cost of investments for federal income tax purposes was $198,204,001. Net unrealized appreciation aggregated to $12,072,623, of which $13,199,007 related to gross unrealized appreciation and $1,126,384 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
National Public Finance Guarantee Corp.	6.7
California Mortgage Insurance	3.1
Assured Guaranty Municipal Corp.	1.7
Build America Mutual Assurance Company	1.7
Ambac Financial Group, Inc.	0.5
TOTAL	13.7
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	17

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-20

Assets
Unaffiliated investments, at value (Cost $199,854,428)	$210,276,624
Cash	821
Interest receivable	2,447,913
Receivable for fund shares sold	51,386
Other assets	9,420
Total assets	212,786,164
Liabilities
Distributions payable	59,428
Payable for delayed delivery securities purchased	1,211,320
Payable for fund shares repurchased	184,347
Payable to affiliates
Investment management fees	95,980
Accounting and legal services fees	13,457
Transfer agent fees	7,204
Distribution and service fees	21,621
Trustees' fees	182
Other liabilities and accrued expenses	48,322
Total liabilities	1,641,861
Net assets	$211,144,303
Net assets consist of
Paid-in capital	$200,218,452
Total distributable earnings (loss)	10,925,851
Net assets	$211,144,303

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($173,206,180 ÷ 16,255,522 shares)[1]	$10.66
Class B ($285,028 ÷ 26,731 shares)[1]	$10.66
Class C ($15,503,736 ÷ 1,455,005 shares)[1]	$10.66
Class I ($15,319,637 ÷ 1,437,040 shares)	$10.66
Class R6 ($6,829,722 ÷ 640,465 shares)	$10.66
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.10

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
18	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  5-31-20

Investment income
Interest	$8,484,573
Expenses
Investment management fees	1,178,990
Distribution and service fees	447,915
Accounting and legal services fees	36,194
Transfer agent fees	88,886
Trustees' fees	3,743
Custodian fees	52,319
State registration fees	14,277
Printing and postage	47,425
Professional fees	61,220
Other	17,261
Total expenses	1,948,230
Less expense reductions	(33,306)
Net expenses	1,914,924
Net investment income	6,569,649
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(845,679)
(845,679)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(3,587,750)
(3,587,750)
Net realized and unrealized loss	(4,433,429)
Increase in net assets from operations	$2,136,220
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	19

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-20	Year ended 5-31-19
Increase (decrease) in net assets
From operations
Net investment income	$6,569,649	$6,875,934
Net realized gain (loss)	(845,679)	1,195,778
Change in net unrealized appreciation (depreciation)	(3,587,750)	2,813,074
Increase in net assets resulting from operations	2,136,220	10,884,786
Distributions to shareholders
From earnings
Class A	(6,845,190)	(5,986,856)
Class B	(11,003)	(13,485)
Class C	(537,072)	(524,922)
Class I	(483,472)	(383,200)
Class R6	(204,555)	(95,093)
Total distributions	(8,081,292)	(7,003,556)
From fund share transactions	7,406,442	(7,928,934)
Total increase (decrease)	1,461,370	(4,047,704)
Net assets
Beginning of year	209,682,933	213,730,637
End of year	$211,144,303	$209,682,933
20	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$10.94	$10.73	$10.90	$11.22	$10.91
Net investment income[1]	0.34	0.36	0.36	0.37	0.39
Net realized and unrealized gain (loss) on investments	(0.20)	0.22	(0.16)	(0.30)	0.32
Total from investment operations	0.14	0.58	0.20	0.07	0.71
Less distributions
From net investment income	(0.34)	(0.36)	(0.37)	(0.39)	(0.40)
From net realized gain	(0.08)	(0.01)	—	—	—
Total distributions	(0.42)	(0.37)	(0.37)	(0.39)	(0.40)
Net asset value, end of period	$10.66	$10.94	$10.73	$10.90	$11.22
Total return (%)[2,3]	1.22	5.57	1.85	0.63	6.63
Ratios and supplemental data
Net assets, end of period (in millions)	$173	$176	$181	$213	$254
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85	0.86	0.85	0.83	0.84
Expenses including reductions	0.84	0.85	0.84	0.83	0.83
Net investment income	3.12	3.42	3.37	3.35	3.53
Portfolio turnover (%)	22	22	9	17	20

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	21

CLASS B SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$10.94	$10.73	$10.91	$11.23	$10.91
Net investment income[1]	0.26	0.28	0.28	0.28	0.31
Net realized and unrealized gain (loss) on investments	(0.20)	0.22	(0.17)	(0.30)	0.33
Total from investment operations	0.06	0.50	0.11	(0.02)	0.64
Less distributions
From net investment income	(0.26)	(0.28)	(0.29)	(0.30)	(0.32)
From net realized gain	(0.08)	(0.01)	—	—	—
Total distributions	(0.34)	(0.29)	(0.29)	(0.30)	(0.32)
Net asset value, end of period	$10.66	$10.94	$10.73	$10.91	$11.23
Total return (%)[2,3]	0.47	4.78	1.00	(0.12)	5.93
Ratios and supplemental data
Net assets, end of period (in millions)	$— [4]	$— [4]	$1	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70	1.71	1.70	1.69	1.69
Expenses including reductions	1.59	1.60	1.59	1.58	1.58
Net investment income	2.36	2.67	2.61	2.59	2.78
Portfolio turnover (%)	22	22	9	17	20

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
22	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$10.94	$10.73	$10.90	$11.22	$10.91
Net investment income[1]	0.26	0.28	0.28	0.29	0.31
Net realized and unrealized gain (loss) on investments	(0.20)	0.22	(0.16)	(0.31)	0.32
Total from investment operations	0.06	0.50	0.12	(0.02)	0.63
Less distributions
From net investment income	(0.26)	(0.28)	(0.29)	(0.30)	(0.32)
From net realized gain	(0.08)	(0.01)	—	—	—
Total distributions	(0.34)	(0.29)	(0.29)	(0.30)	(0.32)
Net asset value, end of period	$10.66	$10.94	$10.73	$10.90	$11.22
Total return (%)[2,3]	0.47	4.78	1.09	(0.13)	5.83
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$19	$21	$30	$36
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70	1.71	1.70	1.68	1.69
Expenses including reductions	1.59	1.60	1.59	1.58	1.58
Net investment income	2.37	2.67	2.62	2.60	2.78
Portfolio turnover (%)	22	22	9	17	20

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	23

CLASS I SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17 [1]
Per share operating performance
Net asset value, beginning of period	$10.94	$10.73	$10.91	$10.70
Net investment income[2]	0.35	0.38	0.38	0.12
Net realized and unrealized gain (loss) on investments	(0.20)	0.22	(0.17)	0.21
Total from investment operations	0.15	0.60	0.21	0.33
Less distributions
From net investment income	(0.35)	(0.38)	(0.39)	(0.12)
From net realized gain	(0.08)	(0.01)	—	—
Total distributions	(0.43)	(0.39)	(0.39)	(0.12)
Net asset value, end of period	$10.66	$10.94	$10.73	$10.91
Total return (%)[3]	1.37	5.72	1.91	3.09 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$10	$10	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70	0.71	0.70	0.67 [5]
Expenses including reductions	0.69	0.70	0.69	0.66 [5]
Net investment income	3.25	3.58	3.53	3.76 [5]
Portfolio turnover (%)	22	22	9	17 [6]

[1]	The inception date for Class I shares is 2-13-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
24	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-20	5-31-19	5-31-18 [1]
Per share operating performance
Net asset value, beginning of period	$10.94	$10.73	$10.95
Net investment income[2]	0.36	0.38	0.29
Net realized and unrealized gain (loss) on investments	(0.20)	0.22	(0.22)
Total from investment operations	0.16	0.60	0.07
Less distributions
From net investment income	(0.36)	(0.38)	(0.29)
From net realized gain	(0.08)	(0.01)	—
Total distributions	(0.44)	(0.39)	(0.29)
Net asset value, end of period	$10.66	$10.94	$10.73
Total return (%)[3]	1.40	5.76	0.66 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$4	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67	0.68	0.68 [5]
Expenses including reductions	0.66	0.67	0.67 [5]
Net investment income	3.28	3.58	3.56 [5]
Portfolio turnover (%)	22	22	9 [6]

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	25

Notes to financial statements
Note 1—Organization
John Hancock California Tax-Free Income Fund (the fund) is a series of John Hancock California Tax-Free Income Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or
26	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2020, all investments are categorized as Level 2 under the hierarchy described above.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	27

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2020, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2020 were $2,916.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, net capital losses of $1,184,382 that are a result of security transactions occurring after October 31, 2019, are treated as occurring on June 1, 2020, the first day of the fund’s next taxable year.
As of May 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2020 and 2019 was as follows:
	May 31, 2020	May 31, 2019
Ordinary income	$112,199	$71,775
Exempt Income	6,478,674	6,741,640
Long-term capital gains	1,490,419	190,141
Total	$8,081,292	$7,003,556
28	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2020, the components of distributable earnings on a tax basis consisted of $97,038 of undistributed exempt interest.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation. Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.550% of the first $500 million of the fund’s average daily net assets, (b) 0.500% of the next $500 million of the fund’s average daily net assets, (c) 0.475% of the next $1 billion of the fund’s average daily net assets; and (d) 0.450% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$12,837
Class B	26
Class C	1,262
Class	Expense reduction
Class I	$877
Class R6	363
Total	$15,365

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	29

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2020, were equivalent to a net annual effective rate of 0.54% of the fund's average daily net assets.
Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.15%
Class B	1.00%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class B and Class C shares. The current waiver agreement expires on September 30, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $358 and $17,583 for Class B and Class C shares, respectively, for the year ended May 31, 2020.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $174,214 for the year ended May 31, 2020. Of this amount, $25,217 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $148,997 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2020, CDSCs received by the Distributor amounted to $22,729 and $427 for Class A and Class C shares, respectively. During the year ended May 31, 2020, there were no CDSCs received by the Distributor for Class B shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
30	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$268,510	$75,469
Class B	3,577	151
Class C	175,828	7,409
Class I	—	5,177
Class R6	—	680
Total	$447,915	$88,886
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2020 and 2019 were as follows:
	Year Ended 5-31-20		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,742,491	$29,865,452	1,485,306	$15,841,456
Distributions reinvested	550,117	6,010,551	486,236	5,184,585
Repurchased	(3,128,085)	(33,652,400)	(2,729,594)	(29,030,019)
Net increase (decrease)	164,523	$2,223,603	(758,052)	$(8,003,978)
Class B shares
Distributions reinvested	1,002	$10,964	1,180	$12,592
Repurchased	(16,021)	(174,085)	(10,172)	(108,962)
Net decrease	(15,019)	$(163,121)	(8,992)	$(96,370)
Class C shares
Sold	156,921	$1,731,793	170,291	$1,816,298
Distributions reinvested	44,733	488,997	44,213	471,363
Repurchased	(488,762)	(5,312,564)	(414,613)	(4,418,882)
Net decrease	(287,108)	$(3,091,774)	(200,109)	$(2,131,221)
Class I shares
Sold	1,001,484	$10,757,915	402,220	$4,291,234
Distributions reinvested	43,138	471,429	34,749	370,533
Repurchased	(557,882)	(5,999,036)	(379,555)	(4,028,096)
Net increase	486,740	$5,230,308	57,414	$633,671
ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	31

	Year Ended 5-31-20		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	395,872	$4,305,698	208,519	$2,218,628
Distributions reinvested	18,767	204,555	8,894	95,093
Repurchased	(122,698)	(1,302,827)	(60,709)	(644,757)
Net increase	291,941	$3,207,426	156,704	$1,668,964
Total net increase (decrease)	641,077	$7,406,442	(753,035)	$(7,928,934)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $53,588,114 and $45,486,647, respectively, for the year ended May 31, 2020.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
32	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock California Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock California Tax-Free Income Fund (the “Fund”) as of May 31, 2020, the related statement of operations for the year ended May 31, 2020, the statements of changes in net assets for each of the two years in the period ended May 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2020
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	33

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2020.
99.38% of dividends from net investment income are exempt-interest dividends.
The fund paid $1,490,419 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2020 Form 1099-DIV in early 2021. This will reflect the tax character of all distributions paid in calendar year 2020.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
34	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock California Tax-Free Income Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•	Operation of the Fund's Redemption-In-Kind Procedures;
•	Highly Liquid Investment Minimum (HLIM) determination;
•	Compliance with the 15% limit on illiquid investments;
•	Reasonably Anticipated Trade Size (RATS) determination;
•	Security-level liquidity classifications; and
•	Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       35

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       36

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       37

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	195
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	195
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	195
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	195
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	1989	195
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	195
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       38

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	195
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2012	195
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	1994	195
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	195
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       39

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	195
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	195
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       40

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       41

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Dennis DiCicco
Jeffrey N. Given, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       42

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1210527	53A 5/20 7/2020

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2020, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2020 and 2019. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2020	May 31, 2019
John Hancock California Tax-Free Income Fund	$48,173	$44,425

(b) Audit-Related Services
Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Additionally, amounts billed to control affiliates were $116,467 and $113,000 for the fiscal years ended May 31, 2020 and 2019, respectively.

Fund	May 31, 2020	May 31, 2019
John Hancock California Tax-Free Income Fund	$591	$571

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2020 and 2019. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2020	May 31, 2019
John Hancock California Tax-Free Income Fund	$3,760	$3,650

(d) All Other Fees
Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2020 and 2019 amounted to the following:

Fund	May 31, 2020	May 31, 2019
John Hancock California Tax-Free Income Fund	$89	$89

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2020, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2020 and 2019 amounted to the following:

Trust	May 31, 2020	May 31, 2019
John Hancock California Tax-Free Income Fund	$1,016,848	$919,444

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 14, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 14, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	July 14, 2020